Impairment of long-lived assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long-term zinc price (USD/t)	$ 3,120	$ 2,930	$ 2,800
Exchange rate (BRL x USD)	5.43	5.66	4.84
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	3 years	3 years	4 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	25 years	25 years	21 years
P E [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.08%	7.08%	7.22%
Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.63%	7.64%	8.02%